42. Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia – Copel (Details 6) - Companhia Paranaense de Energia – Copel - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Investments	R$ 14,856,425	R$ 13,829,965	R$ 13,594,931
Copel Geração e Transmissão
Disclosure of subsidiaries [line items]
Investments	8,409,370	7,966,750	6,843,029
Copel Distribuição
Disclosure of subsidiaries [line items]
Investments	5,452,703	4,805,981	5,603,673
Copel Telecomunicações
Disclosure of subsidiaries [line items]
Investments	483,195	446,155	508,874
Copel Energia
Disclosure of subsidiaries [line items]
Investments	133,511	269,870	252,074
Compagas
Disclosure of subsidiaries [line items]
Investments	202,857	152,811	150,851
UEG Araucária
Disclosure of subsidiaries [line items]
Investments	89,240	89,314	151,471
Other investments
Disclosure of subsidiaries [line items]
Investments	R$ 85,549	R$ 99,084	R$ 84,959